                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
             or fiscal year ending:  12/31/2006  (b)


Is this a transition report?: (Y/N)     N
                                    ---------

Is this an amendment to a previous filing? (Y/N)       N
                                                    --------


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.  A. Registrant Name: CG Variable Annuity Account I
                        -----------------------------

    B. File Number: 811-1664
                    --------
    C. Telephone Number: (860) 534-2445
                         --------------

2.  A. Street: 280 Trumbull St., H19B
               -----------------------

    B. City: Hartford    C. State: CT   D. Zip Code: 06103   Zip Ext:
             --------              --                -----            ----

    E. Foreign Country:                  Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N)         N
                                                                     ---

4.  Is this the last filing on this form by Registrant?(Y/N)          N
                                                                     ---

5.  Is Registrant a small business investment company (SBIC)?(Y/N)    N
                                                                     ---

6.  Is Registrant a unit investment trust(UIT)?(Y/N)                  Y
                                                                     ---
    (If answer is "Y" (yes) complete only items 111 through 132)

7.   A. Is Registrant a series or multiple portfolio company?(Y/N)
                                                                     ---
    (If answer is "N" (No), go to item 8.)

B.  How many separate series or portfolios did Registrant have
    at the end of the period?                                        ---













SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/2006                        If filing more than one
File number 811- 1664                               Page 2, "X":



C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                               Is this the
 Series                                                        last filing
 Number                    Series Name                         for this series?
 ------                    -----------------                   ----------------

    1                                                             (Y/N)



























SCREEN NUMBER:  02         PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)



For period ending 12/31/2006                          If filing more than one
File number 811- 1664                                 Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*    A. Depositor Name: Connecticut General Life Insurance
                            ----------------------------------

         B.  File Number (If any):
                                   ---------

         C.  City: Hartford     State: CT     Zip Code: 06152   Zip Ext.:
                   --------           ----              -----            ------

             Foreign Country:                    Foreign Postal Code:
                             ---------------                         ---------

111.*    A.  Depositor Name:
                            --------------------------------------------------

         B.  File Number (If any):
                                   ---------

         C.  City:             State:        Zip Code:         Zip Ext.:
                  -----------         ----             -----            ------

             Foreign Country:                    Foreign Postal Code:
                             ---------------                         ---------

112.*    A.  Sponsor Name: Connecticut General Life Insurance
                          ----------------------------------------------------

         B.  File Number (If any):
                                   ---------

         C.  City: Hartford     State: CT     Zip Code:06152   Zip Ext.:
                  -----------         -----            -----            ------

             Foreign Country:                    Foreign Postal Code:
                             ---------------                         ---------

112.*    A.  Sponsor Name:
                          ----------------------------------------------------

         B.  File Number (If any):
                                   ---------

         C.  City:             State:        Zip Code:         Zip Ext.:
                  -----------         -----            -----            ------

             Foreign Country:                    Foreign Postal Code:
                             ---------------                         ---------












SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/2006                         If filing more than one
File number 811- 1664                                Page 48, "X":



113.*    A.  Trustee Name:
                          ----------------------------------------------------

         B.  City:             State:         Zip Code:        Zip Ext:
                  -----------         -----            -----            ------

             Foreign Country:                     Foreign Postal Code:
                             --------------                            -------


113.*    A.  Trustee Name:
                          ----------------------------------------------------

         B.  City:             State:         Zip Code:        Zip Ext:
                  -----------        -----             -----            ------

             Foreign Country:                     Foreign Postal Code:
                             --------------                             ------


114.*    A.  Principal Underwriter Name: Prudential Investment Management
                                         Services LLC.
                                         -------------------------------------

         B.  File Number:   8-36540
                          -----------

         C.  City:  Newark     State:  NJ    Zip Code: 07102    Zip Ext: 4077
                  -----------        -----             -----            ------

             Foreign Country:                     Foreign Postal Code:
                             --------------                             ------


114.*    A.  Principal Underwriter Name:
                                        --------------------------------------

         B.  File Number:
                          -----------------

         C.  City:             State:         Zip Code:        Zip Ext:
                  -----------        -----             -----           -------

         Foreign Country:                          Foreign Postal Code:
                         -----------------                              ------


115.*    A.  Independent Public Accountant Name:  PriceWaterhouseCoopers
                                                ------------------------------

         B.  City: Hartford    State:  CT    Zip Code:  06103  Zip Ext:
                  -----------        ------            -----           -------

         C.  Foreign Country:                     Foreign Postal Code:
                             -----------------                         -------


115.*    A.  Independent Public Accountant Name:
                                                ------------------------------

         B.  City:             State:         Zip Code:        Zip Ext:
                  -----------        ------            -----           -------

         C.  Foreign Country:                     Foreign Postal Code:
                             -----------------                         -------












SCREEN NUMBER: 56    PAGE NUMBER: 48

For period ending 12/31/2006                          If filing more than one
File number 811- 1664                                 Page 49, "X":


116. A. Is Registrant part of a family of investment companies?(Y/N)        Y
                                                                          ------

     B. Identify the family in 10 letters:  COMP FUND
                                           -------------------------
        (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)


117. A. Is Registrant a separate account of an insurance company?(Y/N) *    Y
                                                                          ------
        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. Variable annuity contracts?(Y/N):                                   Y
                                                                          ------

     C. Scheduled premium variable life contracts:(Y/N)                     N
                                                                          ------

     D  Flexible premium variable life contracts:(Y/N                       N
                                                                          ------

     E. Other types of insurance products registered under the
        Securities Acts of 1933?(Y/N)                                       N
                                                                          ------


118. State the number of series existing at the end of the period that
     had securities registered under the Securities Act of 1933             3
                                                                          ------


119. State the number of new series for which registration statements
     under the Securities Act of 1933 became effective during the period    0
                                                                          ------


120. State the total value of the portfolio securities on the date of
     deposit for the new series included in item 119 ($000's omitted)       0
                                                                          ------

121. State the number of series for which a current prospectus was in
     existence at the end of the period                                     0
                                                                          ------

122. State the number of existing series for which additional units
     were registered under the Securities Act of 1933 during the period     3
                                                                          ------







SCREEN NUMBER: 57    PAGE NUMBER: 49

For period ending 12/31/2006                         If filing more than one
File number 811- 1664                                Page 50, "X":


123.  State the total value of the additional units considered
      in answering item 122 ($000's omitted)                      $ 206
                                                                  -------

124.  State the total value of units prior series that were
      placed in the portfolios of subsequent series during the
      current period (the value of these units is to be measured on the date they were placed in the subsequent series)
      ($000's omitted)                                            $  0
                                                                  -------


125. State the total dollar amount of sales loads collected
     (before reallowances to other brokers or dealers) by
     Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all
     series of Registrant ($000'somitted)                         $  2
                                                                  -------

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
     portfolio of a subsequent series.)($000's omitted)          $
                                                                 --------

127.  List opposite the appropriate description below the number of series whose portfolios are invested primarily (based
      upon a percentage of NAV) in each type of security shown,
      the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding
      distributions of realized gains, if any):                  --------


                                     Number of   Total Assets   Total Income
                                     Series      ($000's        Distributions
                                     Investing   omitted)       ($000's omitted)
                                     ---------   -----------    ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities          1        $42,103
K.  Other securities
L.  Total assets of all series of        1        $42,103
    Registrant












SCREEN NUMBER: 58    PAGE NUMBER:50

For period ending 12/31/2006                         If filing more than one
File number 811- 1664                                Page 51, "X":


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
     other than the issuer?(Y/N)                                            N
                                                                          ------

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                          ------

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N)
                                                                          ------

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                             $173
                                                                          ------


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


       811-1664          811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-
       811-              811-             811-             811-














SCREEN NUMBER: 59     PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Hartford and State of Connecticut on the 15th day of February, 2007.



Prudential Retirement Insurance and Annuity Company, as agent for Connecticut General Life Insurance Company



BY:  /S/ Paul Fan                     WITNESS: /S/ Patrick Jones
     ----------------------------             --------------------------------
         Paul Fan                                  Patrick Jones
                                                   Vice President